Consolidated Statements of Changes in Shareholders' Equity $ in Thousands, $ in Millions	MXN ($)		USD ($)	Capital stock [member] MXN ($)	Legal reserve [member] MXN ($)	Retained earnings [member] MXN ($)	Unrealized (loss) gain on equity investment at fair value [member] MXN ($)	Re-measurements of defined benefit plans [member] MXN ($)	Cumulative translation adjustment [member] MXN ($)	Revaluation surplus [member] MXN ($)	Total equity attributable to equity holders of the parent [member] MXN ($)	Non- controlling interests [member] MXN ($)
Beginning balance at Dec. 31, 2019	$ 226,906,865			$ 96,338,262	$ 358,440	$ 281,091,686	$ (8,929,575)	$ (103,581,488)	$ (87,367,366)		$ 177,909,959	$ 48,996,906
Net profit for the year	51,026,957	[1]				46,852,605					46,852,605	4,174,352
Unrealized gain on equity and debt investments at fair value, net of deferred taxes	(1,952,414)						(1,952,414)				(1,952,414)
Remeasurement of defined benefit plan, net of deferred taxes	(10,299,558)	[1]						(10,026,454)			(10,026,454)	(273,104)
Effect of translation of foreign entities	(11,515,297)								(13,558,774)		(13,558,774)	2,043,477
Revaluation surplus, net of deferred taxes	77,230,031									$ 64,835,155	64,835,155	12,394,876
Total comprehensive (loss) income for the year	104,489,719	[1]				46,852,605	(1,952,414)	(10,026,454)	(13,558,774)	64,835,155	86,150,118	18,339,601
Dividends declared	(27,021,864)					(25,161,564)					(25,161,564)	(1,860,300)
Stock dividend	17,058,657			4,650		17,054,007					17,058,657
Repurchase of shares	(5,211,097)			(1,217)		(5,209,880)					(5,211,097)
Other acquisitions of non-controlling interests	(1,104,662)					(267,270)					(267,270)	(837,392)
Ending balance at Dec. 31, 2020	315,117,618			96,341,695	358,440	314,359,584	(10,881,989)	(113,607,942)	(100,926,140)	64,835,155	250,478,803	64,638,815
Net profit for the year	196,326,114	[1]				192,423,167					192,423,167	3,902,947
Unrealized gain on equity and debt investments at fair value, net of deferred taxes	4,560,869						4,560,869				4,560,869
Remeasurement of defined benefit plan, net of deferred taxes	11,261,896	[1]						11,100,835			11,100,835	161,061
Effect of translation of foreign entities	(7,134,153)								(2,514,992)	(2,322,214)	(4,837,206)	(2,296,947)
Discontinued operations	(829,163)								(829,163)		(829,163)
Transfer of assets' revaluation surplus						3,803,349				(3,803,349)
Total comprehensive (loss) income for the year	204,185,563	[1]				196,226,516	4,560,869	11,100,835	(3,344,155)	(6,125,563)	202,418,502	1,767,061
Dividends declared	(28,560,471)					(26,640,797)					(26,640,797)	(1,919,674)
Repurchase of shares	(36,761,029)			(8,263)		(36,752,766)					(36,761,029)
Other acquisitions of non-controlling interests	60,045					139,448					139,448	(79,403)
Ending balance at Dec. 31, 2021	454,041,726			96,333,432	358,440	447,331,985	(6,321,120)	(102,507,107)	(104,270,295)	58,709,592	389,634,927	64,406,799
Net profit for the year	81,506,395		$ 4,198			76,159,391					76,159,391	5,347,004
Unrealized gain on equity and debt investments at fair value, net of deferred taxes	(4,707,276)						(4,707,276)				(4,707,276)
Remeasurement of defined benefit plan, net of deferred taxes	(4,305,716)		(222)					(4,599,407)			(4,599,407)	293,691
Effect of translation of foreign entities	(35,114,722)								(29,222,333)	(1,864,632)	(31,086,965)	(4,027,757)
Discontinued operations	5,193,281								5,193,281		5,193,281
Transfer of assets' revaluation surplus						2,165,706				(2,165,706)
Total comprehensive (loss) income for the year	42,571,962		2,192			78,325,097	(4,707,276)	(4,599,407)	(24,029,052)	(4,030,338)	40,959,024	1,612,938
Dividends declared	(29,880,809)					(28,000,073)					(28,000,073)	(1,880,736)
Repurchase of shares	(26,201,317)			33,469		(26,234,786)					(26,201,317)
Recycling of assets revaluation surplus by spin.off, net of deferred taxes	(79,806)					35,289,339				(35,289,339)		(79,806)
Spin-off effects	(2,582,887)			(1,001,572)		(1,581,315)					(2,582,887)
Other acquisitions of non-controlling interests	(39,596)					(4,970)					(4,970)	(34,626)
Ending balance at Dec. 31, 2022	$ 437,829,273		$ 22,553	$ 95,365,329	$ 358,440	$ 505,125,277	$ (11,028,396)	$ (107,106,514)	$ (128,299,347)	$ 19,389,915	$ 373,804,704	$ 64,024,569

[1]	Restated for discontinued operations